Supplement dated April 14, 2022, to the following Prospectuses and Summary Prospectuses, each as may have been previously amended or supplemented:

American Beacon Balanced Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

Prospectus and Summary Prospectuses dated March 1, 2022

American Beacon Frontier Markets Income Fund

Prospectus and Summary Prospectus dated May 28, 2021

Mr. Gene L. Needles, Jr. no longer serves as a portfolio manager for the American Beacon Balanced Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Frontier Markets Income Fund (the “Funds”). Therefore, effective immediately, all references to Mr. Needles in each Fund’s Prospectus and Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated April 14, 2022, to the following Statements of Additional Information,

each as may have been previously amended or supplemented:

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

American Beacon AHL TargetRisk Core Fund

American Beacon Bahl & Gaynor Small Cap Growth Fund

American Beacon Bridgeway Large Cap Growth Fund

American Beacon Bridgeway Large Cap Value Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Statements of Additional Information dated April 30, 2021

American Beacon Continuous Capital Emerging Markets Fund

American Beacon Frontier Markets Income Fund

American Beacon NIS Core Plus Bond Fund

Statements of Additional Information dated May 28, 2021

American Beacon ARK Transformational Innovation Fund

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

American Beacon TwentyFour Strategic Income Fund

American Beacon TwentyFour Sustainable Short Term Bond Fund

Statements of Additional Information dated October 28, 2021

American Beacon Sound Point Floating Rate Income Fund

American Beacon SiM High Yield Opportunities Fund

American Beacon The London Company Income Equity Fund

American Beacon Zebra Small Cap Equity Fund

Statements of Additional Information dated January 1, 2022

American Beacon Balanced Fund

American Beacon Garcia Hamilton Quality Bond Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

American Beacon Tocqueville International Value Fund

Statements of Additional Information dated March 1, 2022

Effective immediately, the following changes are made to each Statement of Additional Information referenced above:

I.	All references to Messrs. Gene L. Needles, Jr. and Brian E. Brett are deleted.

II.	Under the heading “Trustees and Officers of the Trust - Principal Officers of the Trust,” the information regarding Mr. Jeffrey K. Ringdahl is deleted and replaced with the following:

Name (Age)	Position and Length of Time Served on the American Beacon Funds and American Beacon Select Funds	Position and Length of Time Served on the American Beacon Institutional Funds Trust	Principal Occupation(s) and Directorships During Past 5 Years
Jeffrey K. Ringdahl (47)	President since April 2022 Vice President 2010-2022	President since April 2022 Vice President 2017-2022	Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2010-2022), Senior Vice President (2013-2018), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2018-2022), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director (2017-Present), President and Chief Executive Officer (2022-Present), Executive Vice President (2017-2022), Resolute Investment Distributors, Inc.; Director (2017-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2018-2022), Executive Vice President (2017-2018), Resolute Investment Services, Inc.; President (2022-Present), Senior Vice President (2017-2022), Vice President (2012-2017), Manager (2015-Present), American Private Equity Management, LLC; Trustee, American Beacon NextShares Trust (2015-2020); Director and Executive Vice President & Chief Operating Officer, Alpha Quant Advisors, LLC (2016-2020); Director, Shapiro Capital Management, LLC (2017-Present); Director and Executive Vice President & Chief Operating Officer, Continuous Capital, LLC (2018-Present); Director, RSW Investments Holdings, LLC (2019-Present); Manager, SSI Investment Management, LLC (2019-Present); Director, National Investment Services of America, LLC (2019-Present); Director and Vice President, American Beacon Cayman Transformational Innovation Company, Ltd., (2017-2018); Vice President, American Beacon Delaware Transformational Innovation Corporation (2017-2018); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Director and Vice President, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE